Intangible assets - Changes in intangible assets parenthetical (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Depository Bank Of Local Governments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	₩ 23,215
PT Bank Shinhan Indonesias CGUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	₩ 1,298